Pensions and Other Postretirement Benefits (Derivative Financial Instruments) (Details) - Pension Plan [Member] - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Cash and short-term investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	$ 8,875,000,000	$ 8,298,000,000
Asset/unrealized gain	87,000,000	505,000,000
Liability/unrealized loss	(183,000,000)	(257,000,000)
Cash and short-term investments [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	0	20,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Bonds [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	456,000,000	71,000,000
Asset/unrealized gain	9,000,000	1,000,000
Liability/unrealized loss	(9,000,000)	(1,000,000)
Bonds [Member] | Bonds Forwards [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	51,000,000	1,101,000,000
Asset/unrealized gain	2,000,000	162,000,000
Liability/unrealized loss	(2,000,000)	(4,000,000)
Bonds [Member] | Options [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	482,000,000	118,000,000
Asset/unrealized gain	9,000,000	2,000,000
Liability/unrealized loss	(5,000,000)	(2,000,000)
Bonds [Member] | Credit Default Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	288,000,000	99,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	(6,000,000)	(2,000,000)
Bonds [Member] | Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	353,000,000	378,000,000
Asset/unrealized gain	11,000,000	198,000,000
Liability/unrealized loss	(1,000,000)	(205,000,000)
Emerging market debt [Member] | Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	0	19,000,000
Asset/unrealized gain	0	2,000,000
Liability/unrealized loss	0	0
Private debt [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	149,000,000	101,000,000
Asset/unrealized gain	1,000,000	1,000,000
Liability/unrealized loss	0	0
Public equities [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	1,879,000,000	1,434,000,000
Asset/unrealized gain	18,000,000	75,000,000
Liability/unrealized loss	(124,000,000)	(14,000,000)
Public equities [Member] | Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	2,062,000,000	2,172,000,000
Asset/unrealized gain	14,000,000	40,000,000
Liability/unrealized loss	(23,000,000)	(9,000,000)
Private equities [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	893,000,000	568,000,000
Asset/unrealized gain	2,000,000	1,000,000
Liability/unrealized loss	(5,000,000)	(4,000,000)
Real estate [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	7,000,000	11,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Resource and royalties [Member] | Commodity Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	37,000,000	99,000,000
Asset/unrealized gain	0	1,000,000
Liability/unrealized loss	(6,000,000)	(16,000,000)
Infrastructure [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	292,000,000	190,000,000
Asset/unrealized gain	2,000,000	2,000,000
Liability/unrealized loss	0	0
Absolute return funds [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	1,218,000,000	689,000,000
Asset/unrealized gain	5,000,000	4,000,000
Liability/unrealized loss	(1,000,000)	0
Absolute return funds [Member] | Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	144,000,000	463,000,000
Asset/unrealized gain	1,000,000	2,000,000
Liability/unrealized loss	(1,000,000)	0
Absolute return funds [Member] | Options [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	48,000,000	36,000,000
Asset/unrealized gain	12,000,000	13,000,000
Liability/unrealized loss	0	0
Total Investment Assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	8,359,000,000	7,569,000,000
Asset/unrealized gain	86,000,000	504,000,000
Liability/unrealized loss	(183,000,000)	(257,000,000)
Other [Member] | Interest Rate Futures [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	320,000,000	381,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Other [Member] | Foreign Currency Futures [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	30,000,000	0
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Other [Member] | Equity Futures [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	166,000,000	348,000,000
Asset/unrealized gain	1,000,000	1,000,000
Liability/unrealized loss	$ 0	$ 0